UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-09249

 NAME OF REGISTRANT:                     Eaton Vance Institutional
                                         Senior Floating-Rate Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 255 State Street
                                         Boston, MA 02109

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Alan R. Dynner, Esq.
                                         255 State Street
                                         Boston, MA 02109

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                11/30

 DATE OF REPORTING PERIOD:               07/01/2004 - 06/30/2005

ITEM 1. PROXY VOTING RECORD

The information contained herein discloses the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the registrant cast its vote on the matter;

(h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i) Whether the registrant cast its vote for or against management.


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Eaton Vance Institutional Senior Floating-Rate Fund
--------------------------------------------------------------------------------------------------------------------------
Eaton Vance Institutional Senior Floating-Rate Fund (the "Fund") is a feeder fund that invests exclusively in shares of
Senior Debt Portfolio (the "Portfolio"), a master fund registered under the Investment Company Act of 1940.  The proxy voting record of the Portfolio was filed on August 29, 2005 and can be found on the Securities and Exchange Commission's website (www.sec.gov).  The Portfolio's CIK number is 933188 and its file number is 811-8876.

During the reporting period, the Fund was required to vote on a proxy involving certain matters related to the Senior
Debt Portfolio.  The Fund cast its votes with respect to the proxy's proposals in the same proportion as the votes of the Fund's shareholders on identical proposals presented to the Fund's shareholders.  The voting information for the
Portfolio's proxy appears below:

Company Name:	Senior Debt Portfolio
Ticker:			N/A
ISIN:			N/A
Meeting Type:		Special
Meeting Date		April 29, 2005

PROP. #	PROPOSAL
PROPOSAL TYPE
	             PROPOSAL VOTE
                     FOR/AGAINST MANAGEMENT
MANAGEMENT
01	To consider and act upon a proposal to elect a Board of Trustees.
Mgmt

Benjamin C. Esty     For: 98%  Against: 2%
                     For: 98%  Against: 2%

James B. Hawkes	     For: 98%  Against: 2%
	             For: 98%  Against: 2%

Samuel L. Hayes, III For: 98%  Against: 2%
        	     For: 98%  Against: 2%

William H. Park	     For: 98%  Against: 2%
	             For: 98%  Against: 2%

Ronald A. Pearlman   For: 98%  Against: 2%
	             For: 98%  Against: 2%

Norton H. Reamer     For: 98%  Against: 2%
	             For: 98%  Against: 2%

Lynn A. Stout	     For: 98%  Against: 2%
	             For: 98%  Against: 2%

Ralph F. Verni	     For: 98%  Against: 2%
                     For: 98%  Against: 2%



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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Eaton Vance Institutional Senior Floating-Rate Fund
By (Signature)       /s/ Scott H. Page
Name                 Scott H. Page
Title                President
Date                 08/31/2005